FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-2L

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Separate Account VA-2L

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and

Contract Owners of Separate Account VA-2L

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA-2L (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
BNY Mellon Growth and Income Service Shares (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)
BNY Mellon MidCap Stock Initial Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)
BNY Mellon MidCap Stock Service Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
BNY Mellon Opportunistic Small Cap Service Shares (1)	TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)
BNY Mellon Stock Index Initial Shares (1)	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)
BNY Mellon Stock Index Service Shares (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)
BNY Mellon Technology Growth Initial Shares (1)	TA BlackRock iShares Tactical - Growth Service Class (1)
BNY Mellon Technology Growth Service Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

BNY Mellon VIF Appreciation Initial Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
BNY Mellon VIF Government Money Market (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
BNY Mellon VIF Growth and Income Initial Shares (1)	TA Market Participation Strategy Service Class (1)
BNY Mellon VIF Opportunistic Small Cap Initial Shares (1)	TA WMC US Growth Initial Class (1)
TA Aegon Core Bond Service Class (1)	TA WMC US Growth Service Class (1)
TA Aegon Sustainable Equity Income Initial Class (1)
(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-2L

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-2L indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-2L as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Growth and Income Service Shares	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
BNY Mellon MidCap Stock Initial Shares	TA BlackRock iShares Active Asset Allocation - Moderate Service Class
BNY Mellon MidCap Stock Service Shares	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
BNY Mellon Opportunistic Small Cap Service Shares	TA BlackRock iShares Dynamic Allocation - Balanced Service Class
BNY Mellon Stock Index Initial Shares	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
BNY Mellon Stock Index Service Shares	TA Goldman Sachs Managed Risk - Balanced ETF Service Class
BNY Mellon Sustainable U.S. Equity Initial Shares	TA Goldman Sachs Managed Risk - Conservative ETF Service Class
BNY Mellon Technology Growth Initial Shares	TA Goldman Sachs Managed Risk - Growth ETF Service Class
BNY Mellon Technology Growth Service Shares	TA Market Participation Strategy Service Class
BNY Mellon VIF Appreciation Initial Shares	TA PIMCO Tactical - Balanced Service Class
BNY Mellon VIF Government Money Market	TA PIMCO Tactical - Conservative Service Class
BNY Mellon VIF Growth and Income Initial Shares	TA PIMCO Tactical - Growth Service Class
BNY Mellon VIF Opportunistic Small Cap Initial Shares	TA WMC US Growth Initial Class
TA Aegon Core Bond Service Class	TA WMC US Growth Service Class
TA Aegon Sustainable Equity Income Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-2L based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-2L in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agent, or the investee mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA-2L since 2014.

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon Growth and Income Service Shares	108,649.191	$3,255,684	$4,086,296	$(21)	$4,086,275	151,164	$4.269585	$142.720774
BNY Mellon MidCap Stock Initial Shares	430,938.923	8,019,687	8,868,723	(14)	8,868,709	271,270	2.294612	47.154749
BNY Mellon MidCap Stock Service Shares	174,779.677	3,266,792	3,572,497	33	3,572,530	256,871	3.743185	44.908358
BNY Mellon Opportunistic Small Cap Service Shares	35,677.806	1,502,233	1,448,519	2	1,448,521	115,434	2.234149	193.737917
BNY Mellon Stock Index Initial Shares	689,852.147	38,517,889	55,022,607	(20)	55,022,587	427,396	3.554621	224.137559
BNY Mellon Stock Index Service Shares	101,411.874	5,508,325	8,111,936	(51)	8,111,885	441,827	5.143205	210.905156
BNY Mellon Sustainable U.S. Equity Initial Shares	234,427.272	8,789,412	13,013,058	(17)	13,013,041	106,838	3.786540	130.133583
BNY Mellon Technology Growth Initial Shares	450,578.653	11,455,845	15,869,380	72	15,869,452	449,969	5.273324	44.956157
BNY Mellon Technology Growth Service Shares	73,069.758	1,630,632	2,306,082	15	2,306,097	108,353	4.731309	42.265994
BNY Mellon VIF Appreciation Initial Shares	1,294,962.880	46,898,864	47,253,195	(7)	47,253,188	545,852	3.009881	162.442843
BNY Mellon VIF Government Money Market	25,719,138.860	25,719,139	25,719,139	(157)	25,718,982	19,892,610	0.782056	1.340542
BNY Mellon VIF Growth and Income Initial Shares	964,921.537	29,134,279	36,165,259	5	36,165,264	396,517	3.572232	153.379166
BNY Mellon VIF Opportunistic Small Cap Initial Shares	363,000.422	16,482,010	15,812,298	(8)	15,812,290	149,184	1.678822	205.965680
TA Aegon Core Bond Service Class	283,390.198	3,821,768	3,250,486	52	3,250,538	3,366,176	0.893059	0.977735
TA Aegon Sustainable Equity Income Initial Class	196,594.978	3,791,400	4,112,767	(17)	4,112,750	3,106,374	1.225673	1.340567
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	43,355.663	430,998	404,508	(1)	404,507	311,740	1.128399	12.213997
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	59,518.408	601,260	627,324	6	627,330	446,031	1.194974	12.738823
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	48,177.867	506,982	549,228	1	549,229	385,222	1.243896	12.940339
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	45,544.976	536,837	511,015	6	511,021	373,649	1.192868	12.541406
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	39,827.151	437,576	514,169	(4)	514,165	172,264	1.377875	13.945548
TA BlackRock iShares Tactical - Balanced Service Class	20,618.173	229,919	206,594	5	206,599	142,107	1.273268	12.650177
TA BlackRock iShares Tactical - Conservative Service Class	56,000.686	638,014	544,887	8	544,895	402,636	1.185269	12.031097
TA BlackRock iShares Tactical - Growth Service Class	36,029.057	397,684	372,540	1	372,541	221,659	1.475174	14.452193
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	135,989.544	1,670,185	1,631,875	(37)	1,631,838	1,050,933	1.353391	13.657325
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	112,758.436	1,333,382	1,269,660	2	1,269,662	935,050	1.184331	12.211506
TA Goldman Sachs Managed Risk - Growth ETF Service Class	68,184.062	675,787	775,935	3	775,938	402,773	1.680394	16.025165
TA Market Participation Strategy Service Class	7,994.839	91,159	90,502	(1)	90,501	45,410	1.745530	17.149315
TA WMC US Growth Initial Class	215,272.059	7,659,539	9,054,343	11	9,054,354	133,795	5.254535	77.173833
TA WMC US Growth Service Class	321,364.353	10,616,968	12,719,601	(10)	12,719,591	4,495,145	2.618301	2.866393

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
BNY Mellon Growth and Income Service Shares	$3,980,204	$106,071	$4,086,275
BNY Mellon MidCap Stock Initial Shares	8,655,599	213,110	8,868,709
BNY Mellon MidCap Stock Service Shares	3,471,955	100,575	3,572,530
BNY Mellon Opportunistic Small Cap Service Shares	1,443,155	5,366	1,448,521
BNY Mellon Stock Index Initial Shares	52,704,965	2,317,622	55,022,587
BNY Mellon Stock Index Service Shares	7,802,850	309,035	8,111,885
BNY Mellon Sustainable U.S. Equity Initial Shares	12,906,042	106,999	13,013,041
BNY Mellon Technology Growth Initial Shares	15,282,948	586,504	15,869,452
BNY Mellon Technology Growth Service Shares	2,234,644	71,453	2,306,097
BNY Mellon VIF Appreciation Initial Shares	46,394,098	859,090	47,253,188
BNY Mellon VIF Government Money Market	24,582,732	1,136,250	25,718,982
BNY Mellon VIF Growth and Income Initial Shares	35,420,725	744,539	36,165,264
BNY Mellon VIF Opportunistic Small Cap Initial Shares	15,546,490	265,800	15,812,290
TA Aegon Core Bond Service Class	3,164,047	86,491	3,250,538
TA Aegon Sustainable Equity Income Initial Class	3,927,955	184,795	4,112,750
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	404,507	-	404,507
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	608,748	18,582	627,330
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	549,229	-	549,229
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	511,021	-	511,021
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	241,206	272,959	514,165
TA BlackRock iShares Tactical - Balanced Service Class	206,599	-	206,599
TA BlackRock iShares Tactical - Conservative Service Class	544,895	-	544,895
TA BlackRock iShares Tactical - Growth Service Class	366,937	5,604	372,541
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	1,631,838	-	1,631,838
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	1,269,662	-	1,269,662
TA Goldman Sachs Managed Risk - Growth ETF Service Class	775,938	-	775,938
TA Market Participation Strategy Service Class	90,501	-	90,501
TA WMC US Growth Initial Class	8,432,307	622,047	9,054,354
TA WMC US Growth Service Class	12,032,351	687,240	12,719,591

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon Growth and Income Service Shares Subaccount	BNY Mellon MidCap Stock Initial Shares Subaccount	BNY Mellon MidCap Stock Service Shares Subaccount	BNY Mellon Opportunistic Small Cap Service Shares Subaccount

Net Assets as of December 31, 2022:	$3,448,910	$9,035,816	$3,433,948	$1,544,975

Investment Income:
Reinvested Dividends	14,183	72,413	18,760	1,312
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,394	123,638	47,965	20,711

Net Investment Income (Loss)	(35,211)	(51,225)	(29,205)	(19,399)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	377,533	291,132	110,200	35,774
Realized Gain (Loss) on Investments	50,894	(277,910)	(58,724)	(30,168)

Net Realized Capital Gains (Losses) on Investments	428,427	13,222	51,476	5,606
Net Change in Unrealized Appreciation (Depreciation)	390,678	1,404,294	514,120	127,891

Net Gain (Loss) on Investment	819,105	1,417,516	565,596	133,497

Net Increase (Decrease) in Net Assets Resulting from Operations	783,894	1,366,291	536,391	114,098

Increase (Decrease) in Net Assets from Contract Transactions	(454,856)	(1,474,249)	(234,822)	(122,785)

Total Increase (Decrease) in Net Assets	329,038	(107,958)	301,569	(8,687)

Net Assets as of December 31, 2023:	$3,777,948	$8,927,858	$3,735,517	$1,536,288

Investment Income:
Reinvested Dividends	11,359	76,647	21,785	7,201
Investment Expense:
Mortality and Expense Risk and Administrative Charges	56,011	127,592	50,461	20,518

Net Investment Income (Loss)	(44,652)	(50,945)	(28,676)	(13,317)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	198,805	131,097	51,615	-
Realized Gain (Loss) on Investments	80,010	99,694	36,057	(49,846)

Net Realized Capital Gains (Losses) on Investments	278,815	230,791	87,672	(49,846)
Net Change in Unrealized Appreciation (Depreciation)	505,446	754,723	309,334	104,234

Net Gain (Loss) on Investment	784,261	985,514	397,006	54,388

Net Increase (Decrease) in Net Assets Resulting from Operations	739,609	934,569	368,330	41,071

Increase (Decrease) in Net Assets from Contract Transactions	(431,282)	(993,718)	(531,317)	(128,838)

Total Increase (Decrease) in Net Assets	308,327	(59,149)	(162,987)	(87,767)

Net Assets as of December 31, 2024:	$4,086,275	$8,868,709	$3,572,530	$1,448,521

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon Stock Index Initial Shares Subaccount	BNY Mellon Stock Index Service Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon Technology Growth Initial Shares Subaccount

Net Assets as of December 31, 2022:	$43,527,718	$6,541,135	$10,389,402	$10,929,769

Investment Income:
Reinvested Dividends	650,002	82,796	81,360	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	639,699	99,876	150,855	183,075

Net Investment Income (Loss)	10,303	(17,080)	(69,495)	(183,075)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,709,652	260,047	1,306,491	-
Realized Gain (Loss) on Investments	3,223,523	237,303	(3,515)	446,343

Net Realized Capital Gains (Losses) on Investments	4,933,175	497,350	1,302,976	446,343
Net Change in Unrealized Appreciation (Depreciation)	5,041,946	1,027,401	961,669	5,585,503

Net Gain (Loss) on Investment	9,975,121	1,524,751	2,264,645	6,031,846

Net Increase (Decrease) in Net Assets Resulting from Operations	9,985,424	1,507,671	2,195,150	5,848,771

Increase (Decrease) in Net Assets from Contract Transactions	(4,751,476)	(522,017)	(1,100,551)	(2,090,295)

Total Increase (Decrease) in Net Assets	5,233,948	985,654	1,094,599	3,758,476

Net Assets as of December 31, 2023:	$48,761,666	$7,526,789	$11,484,001	$14,688,245

Investment Income:
Reinvested Dividends	611,666	71,298	68,933	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	739,484	111,969	177,379	220,999

Net Investment Income (Loss)	(127,818)	(40,671)	(108,446)	(220,999)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,304,197	495,065	82,063	-
Realized Gain (Loss) on Investments	3,164,964	489,128	429,463	694,943

Net Realized Capital Gains (Losses) on Investments	6,469,161	984,193	511,526	694,943
Net Change in Unrealized Appreciation (Depreciation)	4,400,757	646,047	2,185,848	2,853,257

Net Gain (Loss) on Investment	10,869,918	1,630,240	2,697,374	3,548,200

Net Increase (Decrease) in Net Assets Resulting from Operations	10,742,100	1,589,569	2,588,928	3,327,201

Increase (Decrease) in Net Assets from Contract Transactions	(4,481,179)	(1,004,473)	(1,059,888)	(2,145,994)

Total Increase (Decrease) in Net Assets	6,260,921	585,096	1,529,040	1,181,207

Net Assets as of December 31, 2024:	$55,022,587	$8,111,885	$13,013,041	$15,869,452

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon Technology Growth Service Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Government Money Market Subaccount	BNY Mellon VIF Growth and Income Initial Shares Subaccount

Net Assets as of December 31, 2022:	$1,314,964	$44,045,640	$33,443,142	$29,489,383

Investment Income:
Reinvested Dividends	-	323,240	1,384,533	206,409
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,913	633,918	432,334	440,812

Net Investment Income (Loss)	(23,913)	(310,678)	952,199	(234,403)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,956,672	-	3,473,066
Realized Gain (Loss) on Investments	17,788	(1,221,580)	-	(44,053)

Net Realized Capital Gains (Losses) on Investments	17,788	2,735,092	-	3,429,013
Net Change in Unrealized Appreciation (Depreciation)	747,118	5,640,673	-	3,845,253

Net Gain (Loss) on Investment	764,906	8,375,765	-	7,274,266

Net Increase (Decrease) in Net Assets Resulting from Operations	740,993	8,065,087	952,199	7,039,863

Increase (Decrease) in Net Assets from Contract Transactions	(50,434)	(5,146,634)	(5,287,373)	(3,168,653)

Total Increase (Decrease) in Net Assets	690,559	2,918,453	(4,335,174)	3,871,210

Net Assets as of December 31, 2023:	$2,005,523	$46,964,093	$29,107,968	$33,360,593

Investment Income:
Reinvested Dividends	-	202,958	1,287,241	190,730
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,451	674,575	388,736	497,900

Net Investment Income (Loss)	(31,451)	(471,617)	898,505	(307,170)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,496,768	-	1,791,766
Realized Gain (Loss) on Investments	74,849	(393,731)	-	1,275,384

Net Realized Capital Gains (Losses) on Investments	74,849	3,103,037	-	3,067,150
Net Change in Unrealized Appreciation (Depreciation)	412,981	2,497,745	-	3,952,282

Net Gain (Loss) on Investment	487,830	5,600,782	-	7,019,432

Net Increase (Decrease) in Net Assets Resulting from Operations	456,379	5,129,165	898,505	6,712,262

Increase (Decrease) in Net Assets from Contract Transactions	(155,805)	(4,840,070)	(4,287,491)	(3,907,591)

Total Increase (Decrease) in Net Assets	300,574	289,095	(3,388,986)	2,804,671

Net Assets as of December 31, 2024:	$2,306,097	$47,253,188	$25,718,982	$36,165,264

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	TA Aegon Core Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount

Net Assets as of December 31, 2022:	$17,948,821	$3,703,447	$4,165,334	$449,999

Investment Income:
Reinvested Dividends	58,403	77,089	86,695	6,779
Investment Expense:
Mortality and Expense Risk and Administrative Charges	242,763	49,878	55,153	6,331

Net Investment Income (Loss)	(184,360)	27,211	31,542	448

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	393,637	-	-	-
Realized Gain (Loss) on Investments	265,158	(86,356)	(178,916)	(8,954)

Net Realized Capital Gains (Losses) on Investments	658,795	(86,356)	(178,916)	(8,954)
Net Change in Unrealized Appreciation (Depreciation)	860,949	206,380	329,914	45,280

Net Gain (Loss) on Investment	1,519,744	120,024	150,998	36,326

Net Increase (Decrease) in Net Assets Resulting from Operations	1,335,384	147,235	182,540	36,774

Increase (Decrease) in Net Assets from Contract Transactions	(1,674,262)	(369,773)	(357,123)	(21,652)

Total Increase (Decrease) in Net Assets	(338,878)	(222,538)	(174,583)	15,122

Net Assets as of December 31, 2023:	$17,609,943	$3,480,909	$3,990,751	$465,121

Investment Income:
Reinvested Dividends	117,665	157,392	83,387	7,929
Investment Expense:
Mortality and Expense Risk and Administrative Charges	233,669	47,262	58,671	4,907

Net Investment Income (Loss)	(116,004)	110,130	24,716	3,022

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	81,727	(53,083)	(111,801)	(52,976)

Net Realized Capital Gains (Losses) on Investments	81,727	(53,083)	(111,801)	(52,976)
Net Change in Unrealized Appreciation (Depreciation)	543,309	(63,087)	667,269	62,789

Net Gain (Loss) on Investment	625,036	(116,170)	555,468	9,813

Net Increase (Decrease) in Net Assets Resulting from Operations	509,032	(6,040)	580,184	12,835

Increase (Decrease) in Net Assets from Contract Transactions	(2,306,685)	(224,331)	(458,185)	(73,449)

Total Increase (Decrease) in Net Assets	(1,797,653)	(230,371)	121,999	(60,614)

Net Assets as of December 31, 2024:	$15,812,290	$3,250,538	$4,112,750	$404,507

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Active Asset Allocation - Moderate Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Balanced Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2022:	$461,554	$262,461	$576,897	$201,550

Investment Income:
Reinvested Dividends	9,650	3,960	7,154	3,110
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,815	3,908	7,639	3,460

Net Investment Income (Loss)	835	52	(485)	(350)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(8,368)	(1,654)	(21,687)	(31,381)

Net Realized Capital Gains (Losses) on Investments	(8,368)	(1,654)	(21,687)	(31,381)
Net Change in Unrealized Appreciation (Depreciation)	73,084	43,220	81,048	84,402

Net Gain (Loss) on Investment	64,716	41,566	59,361	53,021

Net Increase (Decrease) in Net Assets Resulting from Operations	65,551	41,618	58,876	52,671

Increase (Decrease) in Net Assets from Contract Transactions	151,671	(6,486)	(111,124)	172,998

Total Increase (Decrease) in Net Assets	217,222	35,132	(52,248)	225,669

Net Assets as of December 31, 2023:	$678,776	$297,593	$524,649	$427,219

Investment Income:
Reinvested Dividends	11,785	6,525	10,512	8,333
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,981	6,395	7,433	6,777

Net Investment Income (Loss)	2,804	130	3,079	1,556

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(19,036)	(2,660)	(8,739)	5,695

Net Realized Capital Gains (Losses) on Investments	(19,036)	(2,660)	(8,739)	5,695
Net Change in Unrealized Appreciation (Depreciation)	62,361	47,146	42,482	47,087

Net Gain (Loss) on Investment	43,325	44,486	33,743	52,782

Net Increase (Decrease) in Net Assets Resulting from Operations	46,129	44,616	36,822	54,338

Increase (Decrease) in Net Assets from Contract Transactions	(97,575)	207,020	(50,450)	32,608

Total Increase (Decrease) in Net Assets	(51,446)	251,636	(13,628)	86,946

Net Assets as of December 31, 2024:	$627,330	$549,229	$511,021	$514,165

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Tactical - Balanced Service Class Subaccount	TA BlackRock iShares Tactical - Conservative Service Class Subaccount	TA BlackRock iShares Tactical - Growth Service Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount

Net Assets as of December 31, 2022:	$231,601	$542,883	$310,704	$1,228,588

Investment Income:
Reinvested Dividends	2,483	6,671	3,005	23,469
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,321	7,524	4,683	19,347

Net Investment Income (Loss)	(838)	(853)	(1,678)	4,122

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	108,446
Realized Gain (Loss) on Investments	(3,141)	(13,101)	(3,650)	(11,670)

Net Realized Capital Gains (Losses) on Investments	(3,141)	(13,101)	(3,650)	96,776
Net Change in Unrealized Appreciation (Depreciation)	26,225	43,782	44,104	51,608

Net Gain (Loss) on Investment	23,084	30,681	40,454	148,384

Net Increase (Decrease) in Net Assets Resulting from Operations	22,246	29,828	38,776	152,506

Increase (Decrease) in Net Assets from Contract Transactions	10,915	(32,024)	5,708	244,935

Total Increase (Decrease) in Net Assets	33,161	(2,196)	44,484	397,441

Net Assets as of December 31, 2023:	$264,762	$540,687	$355,188	$1,626,029

Investment Income:
Reinvested Dividends	8,213	19,564	13,234	34,087
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,222	7,545	5,223	21,306

Net Investment Income (Loss)	4,991	12,019	8,011	12,781

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	18,190
Realized Gain (Loss) on Investments	(17,644)	(8,125)	(3,962)	(14,931)

Net Realized Capital Gains (Losses) on Investments	(17,644)	(8,125)	(3,962)	3,259
Net Change in Unrealized Appreciation (Depreciation)	27,791	20,709	31,455	89,814

Net Gain (Loss) on Investment	10,147	12,584	27,493	93,073

Net Increase (Decrease) in Net Assets Resulting from Operations	15,138	24,603	35,504	105,854

Increase (Decrease) in Net Assets from Contract Transactions	(73,301)	(20,395)	(18,151)	(100,045)

Total Increase (Decrease) in Net Assets	(58,163)	4,208	17,353	5,809

Net Assets as of December 31, 2024:	$206,599	$544,895	$372,541	$1,631,838

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Goldman Sachs Managed Risk - Conservative ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2022:	$1,040,465	$550,950	$72,585	$6,244,751

Investment Income:
Reinvested Dividends	22,904	10,609	306	2,853
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,100	9,920	1,044	99,579

Net Investment Income (Loss)	6,804	689	(738)	(96,726)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	61,314	19,413	—	200,942
Realized Gain (Loss) on Investments	(43,437)	(11,700)	(266)	208,856

Net Realized Capital Gains (Losses) on Investments	17,877	7,713	(266)	409,798
Net Change in Unrealized Appreciation (Depreciation)	73,739	101,177	8,276	2,088,167

Net Gain (Loss) on Investment	91,616	108,890	8,010	2,497,965

Net Increase (Decrease) in Net Assets Resulting from Operations	98,420	109,579	7,272	2,401,239

Increase (Decrease) in Net Assets from Contract Transactions	53,834	108,490	(5)	(722,724)

Total Increase (Decrease) in Net Assets	152,254	218,069	7,267	1,678,515

Net Assets as of December 31, 2023:	$1,192,719	$769,019	$79,852	$7,923,266

Investment Income:
Reinvested Dividends	31,285	14,232	1,327	937
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,980	10,709	1,202	120,338

Net Investment Income (Loss)	14,305	3,523	125	(119,401)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	49,351	9,570	—	762,995
Realized Gain (Loss) on Investments	(13,475)	5,983	(111)	298,497

Net Realized Capital Gains (Losses) on Investments	35,876	15,553	(111)	1,061,492
Net Change in Unrealized Appreciation (Depreciation)	9,247	64,368	10,638	1,088,862

Net Gain (Loss) on Investment	45,123	79,921	10,527	2,150,354

Net Increase (Decrease) in Net Assets Resulting from Operations	59,428	83,444	10,652	2,030,953

Increase (Decrease) in Net Assets from Contract Transactions	17,515	(76,525)	(3)	(899,865)

Total Increase (Decrease) in Net Assets	76,943	6,919	10,649	1,131,088

Net Assets as of December 31, 2024:	$1,269,662	$775,938	$90,501	$9,054,354

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2022:	$9,088,947

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	147,222

Net Investment Income (Loss)	(147,222)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	311,928
Realized Gain (Loss) on Investments	180,128

Net Realized Capital Gains (Losses) on Investments	492,056
Net Change in Unrealized Appreciation (Depreciation)	3,120,769

Net Gain (Loss) on Investment	3,612,825

Net Increase (Decrease) in Net Assets Resulting from Operations	3,465,603

Increase (Decrease) in Net Assets from Contract Transactions	(1,161,530)

Total Increase (Decrease) in Net Assets	2,304,073

Net Assets as of December 31, 2023:	$11,393,020

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	176,683

Net Investment Income (Loss)	(176,683)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,185,596
Realized Gain (Loss) on Investments	588,959

Net Realized Capital Gains (Losses) on Investments	1,774,555
Net Change in Unrealized Appreciation (Depreciation)	1,332,124

Net Gain (Loss) on Investment	3,106,679

Net Increase (Decrease) in Net Assets Resulting from Operations	2,929,996

Increase (Decrease) in Net Assets from Contract Transactions	(1,603,425)

Total Increase (Decrease) in Net Assets	1,326,571

Net Assets as of December 31, 2024:	$12,719,591

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2024

1. Organization

Separate Account VA-2L (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage® Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BNY Mellon Funds:	BNY Mellon Funds:
BNY Mellon Growth and Income Service Shares	BNY Mellon Growth and Income Portfolio Service Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon MidCap Stock Service Shares	BNY Mellon MidCap Stock Portfolio Service Shares
BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon Opportunistic Small Cap Portfolio Service Shares
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Portfolio Initial Shares
BNY Mellon Technology Growth Service Shares	BNY Mellon Technology Growth Portfolio Service Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market Portfolio
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust:	Transamerica Series Trust:
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:
Subaccount	Formerly
TA BlackRock iShares Tactical - Balanced Service Class	TA PIMCO Tactical - Balanced Service Class
TA BlackRock iShares Tactical - Conservative Service Class	TA PIMCO Tactical - Conservative Service Class
TA BlackRock iShares Tactical - Growth Service Class	TA PIMCO Tactical - Growth Service Class

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Growth and Income Service Shares	$275,716	$552,841
BNY Mellon MidCap Stock Initial Shares	359,577	1,273,140
BNY Mellon MidCap Stock Service Shares	135,980	644,359
BNY Mellon Opportunistic Small Cap Service Shares	56,162	198,318
BNY Mellon Stock Index Initial Shares	6,040,016	7,344,821
BNY Mellon Stock Index Service Shares	696,147	1,246,218
BNY Mellon Sustainable U.S. Equity Initial Shares	752,710	1,838,976
BNY Mellon Technology Growth Initial Shares	560,215	2,927,220
BNY Mellon Technology Growth Service Shares	20,046	207,306
BNY Mellon VIF Appreciation Initial Shares	4,018,031	5,832,948
BNY Mellon VIF Government Money Market	2,455,290	5,844,261
BNY Mellon VIF Growth and Income Initial Shares	2,609,530	5,032,528
BNY Mellon VIF Opportunistic Small Cap Initial Shares	388,818	2,811,507
TA Aegon Core Bond Service Class	321,755	435,940
TA Aegon Sustainable Equity Income Initial Class	136,946	570,403
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	208,022	278,448
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	12,950	107,723
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	266,616	59,467
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	14,563	61,936
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	136,509	102,344
TA BlackRock iShares Tactical - Balanced Service Class	8,519	76,829
TA BlackRock iShares Tactical - Conservative Service Class	22,533	30,910
TA BlackRock iShares Tactical - Growth Service Class	13,363	23,504
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	242,809	311,882
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	195,891	114,719
TA Goldman Sachs Managed Risk - Growth ETF Service Class	39,765	103,198
TA Market Participation Strategy Service Class	1,328	1,206
TA WMC US Growth Initial Class	770,008	1,026,266
TA WMC US Growth Service Class	1,327,884	1,922,398

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BNY Mellon Growth and Income Service Shares	1,676	(12,815)	(11,139)	5,952	(22,587)	(16,635)
BNY Mellon MidCap Stock Initial Shares	28,230	(59,692)	(31,462)	24,374	(66,196)	(41,822)
BNY Mellon MidCap Stock Service Shares	8,493	(43,391)	(34,898)	12,944	(35,044)	(22,100)
BNY Mellon Opportunistic Small Cap Service Shares	11,716	(13,159)	(1,443)	913	(15,786)	(14,873)
BNY Mellon Stock Index Initial Shares	39,963	(84,185)	(44,222)	36,107	(69,832)	(33,725)
BNY Mellon Stock Index Service Shares	4,843	(39,073)	(34,230)	35,377	(29,631)	5,746
BNY Mellon Sustainable U.S. Equity Initial Shares	5,491	(14,728)	(9,237)	1,711	(13,922)	(12,211)
BNY Mellon Technology Growth Initial Shares	36,044	(104,997)	(68,953)	43,727	(125,160)	(81,433)
BNY Mellon Technology Growth Service Shares	1,536	(17,291)	(15,755)	6,272	(9,977)	(3,705)
BNY Mellon VIF Appreciation Initial Shares	49,549	(92,792)	(43,243)	72,409	(120,758)	(48,349)
BNY Mellon VIF Government Money Market	1,005,285	(4,339,683)	(3,334,398)	892,727	(5,067,663)	(4,174,936)
BNY Mellon VIF Growth and Income Initial Shares	40,290	(91,664)	(51,374)	35,277	(81,544)	(46,267)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	26,502	(36,087)	(9,585)	46,349	(22,330)	24,019
TA Aegon Core Bond Service Class	177,362	(405,725)	(228,363)	85,131	(478,765)	(393,634)
TA Aegon Sustainable Equity Income Initial Class	43,814	(412,327)	(368,513)	71,739	(397,926)	(326,187)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	150,473	(216,205)	(65,732)	232	(18,797)	(18,565)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	243	(74,459)	(74,216)	150,553	(20,203)	130,350
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	194,137	(40,532)	153,605	-	(5,361)	(5,361)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	3,308	(41,062)	(37,754)	1,450	(92,671)	(91,221)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	90,045	(27,756)	62,289	42,538	(96,294)	(53,756)
TA BlackRock iShares Tactical - Balanced Service Class	298	(53,383)	(53,085)	12,131	(3,276)	8,855
TA BlackRock iShares Tactical - Conservative Service Class	2,463	(18,303)	(15,840)	474	(26,370)	(25,896)
TA BlackRock iShares Tactical - Growth Service Class	109	(11,115)	(11,006)	7,657	(3,701)	3,956
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	121,541	(197,783)	(76,242)	303,661	(127,288)	176,373
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	85,659	(74,771)	10,888	266,609	(221,746)	44,863
TA Goldman Sachs Managed Risk - Growth ETF Service Class	8,499	(51,433)	(42,934)	162,711	(88,873)	73,838

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Market Participation Strategy Service Class	-	(2)	(2)	-	(2)	(2)
TA WMC US Growth Initial Class	1,148	(16,703)	(15,555)	13,581	(17,902)	(4,321)
TA WMC US Growth Service Class	55,715	(668,062)	(612,347)	51,166	(637,616)	(586,450)

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BNY Mellon Growth and Income Service Shares	$47,995	$(479,277)	$(431,282)	$21,277	$(476,133)	$(454,856)
BNY Mellon MidCap Stock Initial Shares	156,130	(1,149,848)	(993,718)	66,108	(1,540,357)	(1,474,249)
BNY Mellon MidCap Stock Service Shares	64,046	(595,363)	(531,317)	91,540	(326,362)	(234,822)
BNY Mellon Opportunistic Small Cap Service Shares	50,091	(178,929)	(128,838)	22,926	(145,711)	(122,785)
BNY Mellon Stock Index Initial Shares	2,161,361	(6,642,540)	(4,481,179)	727,068	(5,478,544)	(4,751,476)
BNY Mellon Stock Index Service Shares	130,493	(1,134,966)	(1,004,473)	186,538	(708,555)	(522,017)
BNY Mellon Sustainable U.S. Equity Initial Shares	603,760	(1,663,648)	(1,059,888)	126,634	(1,227,185)	(1,100,551)
BNY Mellon Technology Growth Initial Shares	568,483	(2,714,477)	(2,145,994)	308,866	(2,399,161)	(2,090,295)
BNY Mellon Technology Growth Service Shares	20,511	(176,316)	(155,805)	34,465	(84,899)	(50,434)
BNY Mellon VIF Appreciation Initial Shares	333,277	(5,173,347)	(4,840,070)	507,989	(5,654,623)	(5,146,634)
BNY Mellon VIF Government Money Market	1,234,068	(5,521,559)	(4,287,491)	998,278	(6,285,651)	(5,287,373)
BNY Mellon VIF Growth and Income Initial Shares	635,686	(4,543,277)	(3,907,591)	293,111	(3,461,764)	(3,168,653)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	281,813	(2,588,498)	(2,306,685)	285,850	(1,960,112)	(1,674,262)
TA Aegon Core Bond Service Class	170,107	(394,438)	(224,331)	80,492	(450,265)	(369,773)
TA Aegon Sustainable Equity Income Initial Class	55,763	(513,948)	(458,185)	77,570	(434,693)	(357,123)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	200,157	(273,606)	(73,449)	276	(21,928)	(21,652)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	1,347	(98,922)	(97,575)	179,117	(27,446)	151,671
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	260,131	(53,111)	207,020	-	(6,486)	(6,486)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	4,392	(54,842)	(50,450)	1,793	(112,917)	(111,124)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	128,262	(95,654)	32,608	298,472	(125,474)	172,998
TA BlackRock iShares Tactical - Balanced Service Class	413	(73,714)	(73,301)	15,159	(4,244)	10,915
TA BlackRock iShares Tactical - Conservative Service Class	3,220	(23,615)	(20,395)	600	(32,624)	(32,024)
TA BlackRock iShares Tactical - Growth Service Class	160	(18,311)	(18,151)	11,033	(5,325)	5,708
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	191,684	(291,729)	(100,045)	415,576	(170,641)	244,935

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	$115,902	$(98,387)	$17,515	$325,769	$(271,935)	$53,834
TA Goldman Sachs Managed Risk - Growth ETF Service Class	16,022	(92,547)	(76,525)	249,854	(141,364)	108,490
TA Market Participation Strategy Service Class	-	(3)	(3)	-	(5)	(5)
TA WMC US Growth Initial Class	6,098	(905,963)	(899,865)	51,240	(773,964)	(722,724)
TA WMC US Growth Service Class	143,874	(1,747,299)	(1,603,425)	96,630	(1,258,160)	(1,161,530)

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon Growth and Income Service Shares
12/31/2024	151,164	$4.27	to	$5.00	$4,086,275	0.29	%	1.25	% to	2.50%	20.89	% to	19.41%
12/31/2023	162,303	3.53	to	4.19	3,777,948	0.40		1.25	to	2.50	24.80	to	23.29
12/31/2022	178,938	2.83	to	3.40	3,448,910	0.54		1.25	to	2.50	(16.07)	to	(17.10)
12/31/2021	161,044	3.37	to	4.10	4,285,033	0.22		1.25	to	2.50	23.77	to	22.26
12/31/2020	210,312	2.72	to	3.35	4,132,849	0.52		1.25	to	2.50	22.80	to	21.30
BNY Mellon MidCap Stock Initial Shares
12/31/2024	271,270	2.98	to	2.29	8,868,709	0.85		1.25	to	2.65	11.22	to	9.69
12/31/2023	302,732	2.68	to	2.09	8,927,858	0.82		1.25	to	2.65	16.86	to	15.27
12/31/2022	344,554	2.29	to	1.81	9,035,816	0.74		1.25	to	2.65	(15.14)	to	(16.29)
12/31/2021	380,809	2.70	to	2.17	11,667,561	0.63		1.25	to	2.65	24.33	to	22.63
12/31/2020	462,289	2.17	to	1.77	11,761,082	0.83		1.25	to	2.65	6.77	to	5.31
BNY Mellon MidCap Stock Service Shares
12/31/2024	256,871	3.97	to	3.74	3,572,530	0.61		1.25	to	2.50	10.94	to	9.58
12/31/2023	291,769	3.57	to	3.42	3,735,517	0.54		1.25	to	2.50	16.53	to	15.12
12/31/2022	313,869	3.07	to	2.97	3,433,948	0.45		1.25	to	2.50	(15.34)	to	(16.37)
12/31/2021	329,063	3.62	to	3.55	4,478,333	0.45		1.25	to	2.50	24.01	to	22.50
12/31/2020	368,290	2.92	to	2.90	4,031,559	0.59		1.25	to	2.50	6.51	to	5.21
BNY Mellon Opportunistic Small Cap Service Shares
12/31/2024	115,434	3.09	to	2.35	1,448,521	0.49		1.25	to	2.50	3.07	to	1.80
12/31/2023	116,877	3.00	to	2.31	1,536,288	0.09		1.25	to	2.50	7.67	to	6.36
12/31/2022	131,750	2.78	to	2.17	1,544,975	-		1.25	to	2.50	(17.86)	to	(18.86)
12/31/2021	157,232	3.39	to	2.68	2,020,142	-		1.25	to	2.50	14.73	to	13.33
12/31/2020	156,911	2.95	to	2.36	1,974,332	0.47		1.25	to	2.50	18.10	to	16.66
BNY Mellon Stock Index Initial Shares
12/31/2024	427,396	26.44	to	3.55	55,022,587	1.16		1.25	to	2.50	23.11	to	21.61
12/31/2023	471,618	21.48	to	2.92	48,761,666	1.41		1.25	to	2.50	24.38	to	22.87
12/31/2022	505,343	17.27	to	2.38	43,527,718	1.33		1.25	to	2.50	(19.32)	to	(20.31)
12/31/2021	522,943	21.41	to	2.99	59,788,232	1.14		1.25	to	2.50	26.83	to	25.28
12/31/2020	569,907	16.88	to	2.38	51,056,014	1.58		1.25	to	2.50	16.55	to	15.13
BNY Mellon Stock Index Service Shares
12/31/2024	441,827	5.63	to	5.14	8,111,885	0.91		1.25	to	2.50	22.80	to	21.30
12/31/2023	476,057	4.58	to	4.24	7,526,789	1.17		1.25	to	2.50	24.06	to	22.55
12/31/2022	470,311	3.69	to	3.46	6,541,135	1.08		1.25	to	2.50	(19.53)	to	(20.51)
12/31/2021	468,770	4.59	to	4.35	8,690,342	0.81		1.25	to	2.50	26.53	to	24.99
12/31/2020	553,217	3.63	to	3.48	8,266,266	1.32		1.25	to	2.50	16.26	to	14.84
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2024	106,838	130.13	to	3.79	13,013,041	0.54		1.25	to	2.50	23.34	to	21.83
12/31/2023	116,075	105.51	to	3.11	11,484,001	0.75		1.25	to	2.50	22.30	to	20.81
12/31/2022	128,286	86.27	to	2.57	10,389,402	0.53		1.25	to	2.50	(23.82)	to	(24.75)
12/31/2021	137,568	113.25	to	3.42	14,675,167	0.76		1.25	to	2.50	25.43	to	23.90
12/31/2020	151,386	90.29	to	2.76	12,896,929	1.10		1.25	to	2.50	22.61	to	21.12
BNY Mellon Technology Growth Initial Shares
12/31/2024	449,969	5.36	to	5.27	15,869,452	-		1.25	to	2.50	24.18	to	22.66
12/31/2023	518,922	4.32	to	4.30	14,688,245	-		1.25	to	2.50	57.46	to	55.55
12/31/2022	600,355	2.74	to	2.76	10,929,769	-		1.25	to	2.50	(47.05)	to	(47.70)
12/31/2021	663,636	5.18	to	5.28	23,612,710	-		1.25	to	2.50	11.53	to	10.17
12/31/2020	832,280	4.64	to	4.80	27,286,863	0.25		1.25	to	2.50	67.83	to	65.78

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon Technology Growth Service Shares
12/31/2024	108,353	$4.73	to	$6.96	$2,306,097	-	%	1.25	% to	2.50%	23.83	% to	22.31%
12/31/2023	124,108	3.82	to	5.69	2,005,523	-		1.25	to	2.50	57.05	to	55.14
12/31/2022	127,813	2.43	to	3.67	1,314,964	-		1.25	to	2.50	(47.18)	to	(47.82)
12/31/2021	148,626	4.61	to	7.03	2,643,741	-		1.25	to	2.50	11.25	to	9.90
12/31/2020	185,232	4.14	to	6.40	2,858,398	0.06		1.25	to	2.50	67.48	to	65.44
BNY Mellon VIF Appreciation Initial Shares
12/31/2024	545,852	162.44	to	3.01	47,253,188	0.42		1.25	to	2.65	11.41	to	9.88
12/31/2023	589,095	145.81	to	2.74	46,964,093	0.71		1.25	to	2.65	19.48	to	17.86
12/31/2022	637,444	122.04	to	2.32	44,045,640	0.67		1.25	to	2.65	(19.07)	to	(20.18)
12/31/2021	660,136	150.80	to	2.91	58,861,716	0.44		1.25	to	2.65	25.56	to	23.85
12/31/2020	771,139	120.10	to	2.35	56,049,198	0.79		1.25	to	2.65	22.16	to	20.50
BNY Mellon VIF Government Money Market
12/31/2024	19,892,610	1.02	to	0.78	25,718,982	4.67		1.25	to	2.65	3.46	to	2.05
12/31/2023	23,227,008	0.99	to	0.77	29,107,968	4.49		1.25	to	2.65	3.31	to	1.90
12/31/2022	27,401,944	0.96	to	0.75	33,443,142	1.23		1.25	to	2.65	0.02	to	(1.34)
12/31/2021	30,172,835	0.95	to	0.76	37,062,045	0.01		1.25	to	2.65	(1.22)	to	(2.57)
12/31/2020	35,121,963	0.97	to	0.78	43,812,916	0.13		1.25	to	2.65	(1.02)	to	(2.23)
BNY Mellon VIF Growth and Income Initial Shares
12/31/2024	396,517	153.38	to	3.57	36,165,264	0.54		1.25	to	2.65	21.20	to	19.54
12/31/2023	447,891	126.55	to	2.99	33,360,593	0.65		1.25	to	2.65	25.13	to	23.43
12/31/2022	494,158	101.14	to	2.42	29,489,383	0.79		1.25	to	2.65	(15.87)	to	(17.01)
12/31/2021	507,316	120.21	to	2.92	38,512,708	0.47		1.25	to	2.65	24.08	to	22.39
12/31/2020	546,296	96.88	to	2.38	34,857,225	0.77		1.25	to	2.65	23.09	to	21.42
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2024	149,184	2.88	to	1.68	15,812,290	0.71		1.25	to	2.50	3.32	to	2.05
12/31/2023	158,769	2.79	to	1.65	17,609,943	0.33		1.25	to	2.50	7.94	to	6.62
12/31/2022	134,750	2.58	to	1.54	17,948,821	-		1.25	to	2.50	(17.65)	to	(18.65)
12/31/2021	178,008	3.13	to	1.90	23,849,975	0.11		1.25	to	2.50	15.02	to	13.62
12/31/2020	203,295	2.72	to	1.67	23,747,374	0.66		1.25	to	2.50	18.41	to	16.97
TA Aegon Core Bond Service Class
12/31/2024	3,366,176	0.98	to	0.89	3,250,538	4.72		1.25	to	2.50	(0.08)	to	(1.31)
12/31/2023	3,594,539	0.98	to	0.90	3,480,909	2.16		1.25	to	2.50	4.48	to	3.21
12/31/2022	3,988,173	0.94	to	0.88	3,703,447	2.39		1.25	to	2.50	(14.06)	to	(15.11)
12/31/2021	4,564,144	1.09	to	1.03	4,938,738	2.30		1.25	to	2.50	(2.49)	to	(3.67)
12/31/2020	5,327,288	1.12	to	1.07	5,921,630	3.28		1.25	to	2.50	5.84	to	4.55
TA Aegon Sustainable Equity Income Initial Class
12/31/2024	3,106,374	1.34	to	1.23	4,112,750	2.02		1.25	to	2.50	15.48	to	14.06
12/31/2023	3,474,887	1.16	to	1.07	3,990,751	2.22		1.25	to	2.50	4.97	to	3.69
12/31/2022	3,801,074	1.11	to	1.04	4,165,334	2.13		1.25	to	2.50	(12.72)	to	(13.78)
12/31/2021	4,313,764	1.27	to	1.20	5,424,882	2.00		1.25	to	2.50	20.91	to	19.44
12/31/2020	5,609,565	1.05	to	1.01	5,844,960	2.98		1.25	to	2.50	(8.50)	to	(9.61)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2024	311,740	12.21	to	1.13	404,507	2.27		1.25	to	2.50	5.15	to	3.86
12/31/2023	377,472	11.62	to	1.09	465,121	1.48		1.25	to	2.50	8.60	to	7.28
12/31/2022	396,037	10.70	to	1.01	449,999	1.34		1.25	to	2.50	(16.33)	to	(17.35)
12/31/2021	475,014	12.78	to	1.23	646,100	0.98		1.25	to	2.50	4.44	to	3.16
12/31/2020	490,157	12.24	to	1.19	639,267	2.24		1.25	to	2.50	5.34	to	4.05
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2024	446,031	12.74	to	1.19	627,330	1.84		1.25	to	2.50	7.71	to	6.38
12/31/2023	520,247	11.83	to	1.12	678,776	1.51		1.25	to	2.50	11.97	to	10.61
12/31/2022	389,897	10.56	to	1.02	461,554	1.13		1.25	to	2.50	(18.16)	to	(19.16)
12/31/2021	613,726	12.91	to	1.26	855,432	0.83		1.25	to	2.50	6.99	to	5.69
12/31/2020	824,198	12.06	to	1.19	1,075,406	2.00		1.25	to	2.50	1.97	to	0.73

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2024	385,222	$12.94	to	$1.24	$549,229	1.42	%	1.25	% to	2.50%	11.11	% to	9.75%
12/31/2023	231,617	11.65	to	1.13	297,593	1.41		1.25	to	2.50	16.17	to	14.76
12/31/2022	236,978	10.02	to	0.99	262,461	1.33		1.25	to	2.50	(19.32)	to	(20.30)
12/31/2021	218,102	12.43	to	1.24	299,830	0.56		1.25	to	2.50	6.29	to	5.00
12/31/2020	305,849	11.69	to	1.18	395,991	2.36		1.25	to	2.50	(3.29)	to	(4.47)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2024	373,649	12.54	to	1.19	511,021	1.98		1.25	to	2.50	7.40	to	6.09
12/31/2023	411,403	11.68	to	1.12	524,649	1.30		1.25	to	2.50	11.27	to	9.92
12/31/2022	502,624	10.49	to	1.02	576,897	1.14		1.25	to	2.50	(16.93)	to	(17.94)
12/31/2021	515,649	12.63	to	1.25	713,414	0.57		1.25	to	2.50	7.82	to	6.51
12/31/2020	504,694	11.72	to	1.17	648,503	1.89		1.25	to	2.50	(1.78)	to	(2.97)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2024	172,264	13.95	to	1.38	514,165	1.62		1.25	to	2.50	11.12	to	9.75
12/31/2023	109,975	12.55	to	1.26	427,219	1.22		1.25	to	2.50	15.83	to	14.42
12/31/2022	163,731	10.83	to	1.10	201,550	1.12		1.25	to	2.50	(17.94)	to	(18.94)
12/31/2021	184,952	13.20	to	1.35	277,870	0.31		1.25	to	2.50	13.00	to	11.62
12/31/2020	211,405	11.69	to	1.21	281,500	2.25		1.25	to	2.50	(3.37)	to	(4.55)
TA BlackRock iShares Tactical - Balanced Service Class
12/31/2024	142,107	12.65	to	1.27	206,599	3.57		1.25	to	2.50	7.34	to	6.02
12/31/2023	195,192	11.79	to	1.20	264,762	1.04		1.25	to	2.50	9.29	to	7.96
12/31/2022	186,337	10.78	to	1.11	231,601	0.50		1.25	to	2.50	(20.64)	to	(21.61)
12/31/2021	248,703	13.59	to	1.42	390,083	-		1.25	to	2.50	5.08	to	3.80
12/31/2020	303,068	12.93	to	1.37	453,058	3.22		1.25	to	2.50	7.52	to	6.20
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2024	402,636	12.03	to	1.19	544,895	3.63		1.25	to	2.50	4.90	to	3.61
12/31/2023	418,476	11.47	to	1.14	540,687	1.23		1.25	to	2.50	5.91	to	4.63
12/31/2022	444,372	10.83	to	1.09	542,883	1.16		1.25	to	2.50	(18.31)	to	(19.31)
12/31/2021	513,043	13.26	to	1.35	768,406	0.98		1.25	to	2.50	2.92	to	1.67
12/31/2020	588,928	12.88	to	1.33	858,279	2.04		1.25	to	2.50	8.54	to	7.21
TA BlackRock iShares Tactical - Growth Service Class
12/31/2024	221,659	14.45	to	1.48	372,541	3.58		1.25	to	2.50	10.27	to	8.92
12/31/2023	232,665	13.11	to	1.35	355,188	0.90		1.25	to	2.50	12.54	to	11.17
12/31/2022	228,709	11.65	to	1.22	310,704	-		1.25	to	2.50	(19.04)	to	(20.02)
12/31/2021	226,387	14.38	to	1.52	380,236	-		1.25	to	2.50	7.86	to	6.55
12/31/2020	215,947	13.34	to	1.43	336,744	4.37		1.25	to	2.50	7.74	to	6.43
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2024	1,050,933	13.66	to	1.35	1,631,838	2.24		1.25	to	2.50	7.72	to	6.40
12/31/2023	1,127,175	12.68	to	1.27	1,626,029	1.68		1.25	to	2.50	11.81	to	10.45
12/31/2022	950,802	11.34	to	1.15	1,228,588	1.49		1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	1,055,261	13.39	to	1.38	1,612,751	1.11		1.25	to	2.50	8.00	to	6.69
12/31/2020	717,872	12.40	to	1.29	1,017,253	2.21		1.25	to	2.50	2.90	to	1.65
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2024	935,050	12.21	to	1.18	1,269,662	2.58		1.25	to	2.50	5.37	to	4.08
12/31/2023	924,162	11.59	to	1.14	1,192,719	1.97		1.25	to	2.50	9.23	to	7.90
12/31/2022	879,299	10.61	to	1.05	1,040,465	1.63		1.25	to	2.50	(12.92)	to	(13.98)
12/31/2021	842,928	12.18	to	1.23	1,147,044	1.58		1.25	to	2.50	1.49	to	0.25
12/31/2020	839,646	12.00	to	1.22	1,127,459	2.60		1.25	to	2.50	3.62	to	2.35
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2024	402,773	16.03	to	1.68	775,938	1.86		1.25	to	2.50	11.82	to	10.45
12/31/2023	445,707	14.33	to	1.52	769,019	1.49		1.25	to	2.50	16.23	to	14.82
12/31/2022	371,869	12.33	to	1.33	550,950	1.40		1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	438,506	14.60	to	1.59	771,809	0.90		1.25	to	2.50	12.64	to	11.26
12/31/2020	441,010	12.97	to	1.43	690,101	2.32		1.25	to	2.50	2.93	to	1.68

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Market Participation Strategy Service Class
12/31/2024	45,410	$17.15	to	$1.75	$90,501	1.54	%	1.25	% to	2.50%	13.51	% to	12.12%
12/31/2023	45,412	15.11	to	1.56	79,852	0.41		1.25	to	2.50	10.18	to	8.84
12/31/2022	45,414	13.71	to	1.43	72,585	0.03		1.25	to	2.50	(16.35)	to	(17.37)
12/31/2021	45,417	16.39	to	1.73	86,904	0.49		1.25	to	2.50	13.04	to	11.66
12/31/2020	48,410	14.50	to	1.55	82,070	1.38		1.25	to	2.50	18.84	to	17.40

TA WMC US Growth Initial Class
12/31/2024	133,795	5.25	to	6.70	9,054,354	0.01		1.25	to	2.50	27.39	to	25.83
12/31/2023	149,350	4.12	to	5.32	7,923,266	0.04		1.25	to	2.50	40.33	to	38.63
12/31/2022	153,671	2.94	to	3.84	6,244,751	-		1.25	to	2.50	(32.19)	to	(33.02)
12/31/2021	208,982	4.33	to	5.73	10,781,984	0.08		1.25	to	2.50	19.18	to	17.72
12/31/2020	313,541	3.64	to	4.87	14,146,617	0.10		1.25	to	2.50	35.60	to	33.95

TA WMC US Growth Service Class
12/31/2024	4,495,145	2.87	to	2.62	12,719,591	-		1.25	to	2.50	27.10	to	25.54
12/31/2023	5,107,492	2.26	to	2.09	11,393,020	-		1.25	to	2.50	39.98	to	38.28
12/31/2022	5,693,942	1.61	to	1.51	9,088,947	-		1.25	to	2.50	(32.36)	to	(33.18)
12/31/2021	6,254,403	2.38	to	2.26	14,786,888	-		1.25	to	2.50	18.89	to	17.44
12/31/2020	7,715,294	2.00	to	1.92	15,370,001	-		1.25	to	2.50	35.25	to	33.60

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.50% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.